Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net Loss	$(3,798)	$(3,857)	$(13,546)
Incremental fair value of securities offered to induce warrants exercise	—	—	(647)
Dividend declared on preferred shares Series B	(108)	(108)	—
Undistributed loss attributable to Series C participating preferred shares	622	587	—

Loss attributable to common stockholders	$(3,284)	$(3,378)	$(14,193)

Denominator:
Denominator for basic net loss per share — weighted average shares	40,517,413	41,409,433	32,677,318

Denominator for diluted net loss per share — adjusted weighted average shares	40,517,413	41,409,433	32,677,318

Basic net loss per share	$(0.08)	$(0.08)	$(0.43)

Diluted net loss per share	$(0.08)	$(0.08)	$(0.43)